Fair Value Measurement	9 Months Ended
Sep. 30, 2018
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 6:-	FAIR VALUE MEASUREMENT

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

a.	The Company's financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of September 30, 2018 and December 31, 2017:

	Fair value measurements
	September 30, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Government and corporate debentures	$-	$10,756	$-	$10,756
Convertible debentures	-	1,163	-	1,163
Dividend preference derivative in TSG (1)	-	-	2,400	2,400
Total financial assets	$-	$11,919	$2,400	$14,319

Liabilities:
Redeemable non-controlling interests (2)	$-	$-	$59,429	$59,429
Contingent consideration (2)	-	-	10,724	10,724
Total financial liabilities	$-	$-	$70,153	$70,153

	Fair value measurements
	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Government and corporate debentures	$-	$12,929	$-	$12,929
Convertible debentures	-	1,209	-	1,209
Dividend preference derivative in TSG (1)	-	-	2,400	2,400
Total financial assets	$-	$14,138	$2,400	$16,538

Liabilities:
Redeemable non-controlling interests (2)	$-	$-	$52,876	$52,876
Contingent consideration (2)	-	-	6,345	6,345
Total financial liabilities	$-	$-	$59,221	$59,221

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.
(2)	The fair value of redeemable non-controlling interests and contingent consideration was determined based on the present value of the future expected cash flow.

The following table provides a reconciliation of liability to redeemable non-controlling interests for the nine-months period ended September 30, 2018 and 2017:

	2018	2017
Carrying amount as of January 1st	$52,876	$46,484
Net income attributable to redeemable non-controlling interests	4,702	2,104
Adjustments in redeemable non-controlling interests to fair value	1,985	5,765
Increase in redeemable non-controlling interest as part of acquisitions	6,662	-
Redeemable non-controlling interests classification to non-controlling due to change in terms and expiration of put options	(2,183)	-
Exercise of put option by redeemable non-controlling interests	(142)	-
Dividend to redeemable non-controlling interests	(2,404)	(3,236)
Foreign currency translation adjustments	(2,067)	3,969

Carrying amount as of September 30	$59,429	$55,086

The following table provides a reconciliation of liability to redeemable non-controlling interests for the three-months period ended September 30, 2018 and 2017:

	2018	2017
Carrying amount as of July 1st	$58,062	$56,378
Net income attributable to redeemable non-controlling interests	1,591	928
Adjustments in redeemable non-controlling interests to fair value	596	351
Increase in redeemable non-controlling interest as part of acquisitions	1,042	-
Redeemable non-controlling interests classification to non-controlling due to change in terms	(1,187)	-
Exercise of put option by redeemable non-controlling interests	-	-
Dividend to redeemable non-controlling interests	(677)	(2,088)
Foreign currency translation adjustments	2	(483)

Carrying amount as of September 30	$59,429	$55,086

The following table provides a reconciliation of liability to redeemable non-controlling interests for the three-months period ended December 31, 2017:

January 1, 2017	$46,484
Net income attributable to redeemable non-controlling interests	3,671
Share-based compensation attributable to redeemable non-controlling Interests	52
Change in redeemable non-controlling interests to fair value	4,872
Redeemable non-controlling interests classification to non-controlling Interests due to expiration of put options	(2,440)
Dividend in redeemable non-controlling interests	(3,928)
Foreign currency translation adjustments	4,165

December 31, 2017	$52,876

b.	The carrying amount of cash and cash equivalents, short-term deposits, trade receivables, other accounts receivable, credit and loans from banks and others, debentures, trade payables, employees and payroll accrual and other accounts payable approximates their fair value.